Intangible Aessets (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Aessets [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net is the following:

	As of March 31,
	2025	2026
	$	$
At cost:
Customer relationship^	-	537
Less: Accumulated amortization	-	(5)

Intangible assets, net	-	532
^	Refer to Note 3 – Acquisition for further details regarding the acquisition of Regent Feinbau Adermann GmbH.

Schedule of Estimated Amortization Expense

The estimated amortization expense for each of the next five years and thereafter is as follows:

Customer relationship
$
Years ending March 31,
2027	90
2028	90
2029	90
2030	90
2031	90
Thereafter	82
Total	532